Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	GUINNESS ATKINSON FUNDS
CIK	dei_EntityCentralIndexKey	0000919160
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Nov. 13, 2014
Effective Date	dei_DocumentEffectiveDate	Nov. 13, 2014
Prospectus Date	rr_ProspectusDate	May 01, 2014
Alternative Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION Alternative Energy Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Alternative Energy Fund’s investment objective is long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Alternative Energy Fund:
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investments)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-06-30
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60.20% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	60.20%
Example, heading	rr_ExpenseExampleHeading	For additional information about the Fund’s expenses, please see Fund Expenses, Redemption Fee, and Financial Highlights in the prospectus. Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Alternative Energy Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Alternative Energy Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of alternative energy companies (both U.S. and non-U.S.). Alternative energy companies include, but are not limited to companies that generate power through solar, wind, hydroelectric, tidal wave, geothermal, biomass or biofuels and the various companies that provide the equipment and technologies that enable these sources to be tapped, used, stored or transported, including companies that create, facilitate or improve technologies that conserve or enable more efficient use of energy. The Fund will not change this policy unless it gives shareholders at least 60 days’ notice. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Advisor will invest the Fund’s assets in securities of all market capitalization companies and in companies domiciled in the U.S. and foreign countries, including, potentially, companies domiciled or traded in emerging markets. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Alternative Energy Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of alternative energy companies (both U.S. and non-U.S.). Alternative energy companies include, but are not limited to companies that generate power through solar, wind, hydroelectric, tidal wave, geothermal, biomass or biofuels and the various companies that provide the equipment and technologies that enable these sources to be tapped, used, stored or transported, including companies that create, facilitate or improve technologies that conserve or enable more efficient use of energy.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. You may lose money by investing in this Fund if any of the following occur:

• Prices of energy (including traditional sources of energy such as oil, gas, or electricity) or alternative energy decline due to many factors, including international political developments, production and distribution policies of the OPEC (Organization of Petroleum Exporting Countries) and other oil-producing countries;

• The Fund’s focus on the energy sector to the exclusion of other sectors exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among various sectors;

• The Fund has difficulty selling small- or mid-cap or emerging market stocks due to lower liquidity and higher volatility;

• The currencies that denominate any foreign holdings in the Fund decline in value against the U.S. dollar;

• A foreign government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

• Political, social, currency-rate fluctuations or economic instability within foreign countries cause the value of the Fund’s foreign investments to decline;

• The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

• The Advisor’s investment strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund, please see the Principal Risks and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

May Lose Money	rr_RiskLoseMoney	You may lose money by investing in this Fund if any of the following occur:
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The Fund declines in value due to its non-diversification status which exposes it to greater loss; or
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The annual returns bar chart demonstrates the risks of investing in the Alternative Energy Fund by showing how the Fund’s performance has varied from year to year. The table below also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad-based securities market index, as well as two energy-sector indices that, more closely resemble the investments of the Fund. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The annual returns bar chart demonstrates the risks of investing in the Alternative Energy Fund by showing how the Fund’s performance has varied from year to year.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.gafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before or after taxes, is not indicative of future performance.
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 33.55% (for the quarter ended June 30, 2009). The worst performance was -41.68% (for the quarter ended December 31, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(41.68%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/13
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Alternative Energy Fund | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.49%
5 Years	rr_AverageAnnualReturnYear05	15.81%
Since Inception	rr_AverageAnnualReturnSinceInception	5.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Alternative Energy Fund | Wilderhill Clean Energy Index (ECO)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	58.54%
5 Years	rr_AverageAnnualReturnYear05	(4.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Alternative Energy Fund | Wilderhill New Energy Global Innovation Index (NEX)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	55.57%
5 Years	rr_AverageAnnualReturnYear05	2.10%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Alternative Energy Fund | Alternative Energy Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAAEX
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none	[1]
Management Fees:	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing plan fees	rr_Component1OtherExpensesOverAssets	0.19%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.94%
Other Expenses:	rr_OtherExpensesOverAssets	1.13%
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	2.13%
Fee Waiver/Expense Reimbursement:	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Waiver and/or Expense Reimbursement:	rr_NetExpensesOverAssets	2.00%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 203
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	654
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,132
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,452
2007	rr_AnnualReturn2007	42.68%
2008	rr_AnnualReturn2008	(66.05%)
2009	rr_AnnualReturn2009	33.42%
2010	rr_AnnualReturn2010	(21.90%)
2011	rr_AnnualReturn2011	(42.53%)
2012	rr_AnnualReturn2012	(15.20%)
2013	rr_AnnualReturn2013	61.54%
1 Year	rr_AverageAnnualReturnYear01	61.54%
5 Years	rr_AverageAnnualReturnYear05	(3.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.20%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Alternative Energy Fund | Alternative Energy Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	61.54%	[3]
5 Years	rr_AverageAnnualReturnYear05	(3.88%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(12.47%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006	[3]
Alternative Energy Fund | Alternative Energy Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	34.83%	[3]
5 Years	rr_AverageAnnualReturnYear05	(2.84%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(8.15%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006	[3]
Asia Focus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Asia Focus Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Asia Focus Fund’s investment objective is long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Asia Focus Fund:
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investments)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.43% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	7.43%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Example, heading	rr_ExpenseExampleHeading	For additional information about the Fund’s expenses, please see Fund Expenses, Redemption Fee, and Financial Highlights in the prospectus. Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Asia Focus Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Asia Focus Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of Asian companies. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. Under normal market conditions the Asia Focus Fund will invest in securities of at least four different countries, which include but are not limited to Mainland China, Hong Kong, Taiwan, South Korea, Singapore, Thailand, Malaysia, Philippines, Vietnam, Indonesia, India, Pakistan, Bangladesh, and Sri Lanka. The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Advisor will invest the Fund’s assets in securities of all market capitalization companies, including companies in emerging markets. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Investing in this Fund may be more risky than investing in a fund that invests in U.S. securities due to increased volatility of foreign markets. Additionally, U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. You may lose money by investing in this Fund if any of the following occur:

• The Asian stock markets decline in value;

• Asian stocks fall out of favor with investors;

• The Fund has difficulty selling small- or mid-cap or emerging market stocks due to lower liquidity and higher volatility;

• The value of Asian currencies declines relative to the U.S. dollar;

• An Asian government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

• Political, social, currency-rate fluctuations or economic instability within Asian countries cause the value of the Fund’s investments to decline;

• The Fund’s focus on Asian stocks to the exclusion of other regions exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions; or

• The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

• The Advisor’s investment strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund, please see the Principal Risks, Risks of Investing in Asia, and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

May Lose Money	rr_RiskLoseMoney	You may lose money by investing in this Fund if any of the following occur:
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The Fund declines in value due to its non-diversification status which exposes it to greater loss; or
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The annual returns bar chart demonstrates the risks of investing in the Asia Focus Fund by showing how the Fund’s performance has varied from year to year. The table below also demonstrates these risks by showing how the Fund’s average annual returns compare with those of two broad-based securities market indices. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The annual returns bar chart demonstrates the risks of investing in the Asia Focus Fund by showing how the Fund’s performance has varied from year to year.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.gafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before or after taxes, is not indicative of future performance.
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 46.66% (for the quarter ended June 30, 2009). The worst performance was -33.27% (for the quarter ended September 30, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	46.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.27%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/13
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Asia Focus Fund | MSCI AC Far East Free Ex Japan Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.94%
5 Years	rr_AverageAnnualReturnYear05	17.17%
10 Years	rr_AverageAnnualReturnYear10	11.16%
Asia Focus Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.38%
5 Years	rr_AverageAnnualReturnYear05	17.92%
10 Years	rr_AverageAnnualReturnYear10	7.40%
Asia Focus Fund | Asia Focus Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IASMX
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed) (plus a $15 wire fee, if applicable):	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees:	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing plan fees	rr_Component1OtherExpensesOverAssets	0.13%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.74%
Other Expenses:	rr_OtherExpensesOverAssets	0.87%
Acquired Fund Fees and Expenses:	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	1.88%	[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	191
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	591
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,016
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,201
2004	rr_AnnualReturn2004	10.01%
2005	rr_AnnualReturn2005	20.83%
2006	rr_AnnualReturn2006	36.15%
2007	rr_AnnualReturn2007	46.00%
2008	rr_AnnualReturn2008	(57.38%)
2009	rr_AnnualReturn2009	86.05%
2010	rr_AnnualReturn2010	20.43%
2011	rr_AnnualReturn2011	(22.35%)
2012	rr_AnnualReturn2012	15.71%
2013	rr_AnnualReturn2013	(10.24%)
1 Year	rr_AverageAnnualReturnYear01	(10.24%)
5 Years	rr_AverageAnnualReturnYear05	12.56%
10 Years	rr_AverageAnnualReturnYear10	7.36%
Asia Focus Fund | Asia Focus Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.45%)	[3]
5 Years	rr_AverageAnnualReturnYear05	12.60%	[3]
10 Years	rr_AverageAnnualReturnYear10	7.21%	[3]
Asia Focus Fund | Asia Focus Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.30%)	[3]
5 Years	rr_AverageAnnualReturnYear05	10.42%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.21%	[3]
Asia Pacific Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Asia Pacific Dividend Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Asia Pacific Dividend Fund’s investment objective is to provide investors with dividend income and long-term capital growth.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Asia Pacific Dividend Fund:
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investments)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-06-30
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56.96% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	56.96%
Example, heading	rr_ExpenseExampleHeading	For additional information about the Fund’s expenses, please see Fund Expenses, Redemption Fee, and Financial Highlights in the prospectus. Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Asia Pacific Dividend Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Asia Pacific Dividend Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-producing equity securities of Asia Pacific companies. The Fund seeks to allow investors the opportunity to profit from the transition of Asia Pacific economies as they move from developing to developed economies. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. In the Advisor’s view, investing in dividend-paying stocks permits investors to gain access to the more established companies in the region. Under normal market conditions the Asia Pacific Dividend Fund will invest in at least four different countries, which include but are not limited to Australia, Bangladesh, China, Hong Kong, India, Japan, Indonesia, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand and Vietnam. The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Advisor will invest the Fund’s assets in securities of all market capitalization companies that are dividend-producing and in companies domiciled in the Asia Pacific region, including, potentially, companies domiciled or traded in emerging markets. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

The Advisor uses fundamental analysis to assess a company's ability to maintain consistent, real (after inflation) dividend growth. The Advisor seeks to invest in companies that have returned a real cash flow return on investment of at least 8% for each of the last eight years, and, in the opinion of the Advisor, are likely to grow their dividend over time.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Investing in this Fund may be more risky than investing in a fund that invests in U.S. securities due to increased volatility of foreign markets. Additionally, U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. You may lose money by investing in this Fund if any of the following occur:

• Stock markets in the Asia Pacific region decline in value;

• Stocks of Asia Pacific companies fall out of favor with investors;

• The Fund has difficulty selling small- or mid-cap or emerging market stocks due to lower liquidity and higher volatility;

• The value of Asian Pacific currencies declines relative to the U.S. dollar;

• An Asian Pacific government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

• Political, social, currency-rate fluctuations or economic instability within Asian Pacific countries cause the value of the Fund’s foreign investments to decline;

• The Fund’s focus on Asian Pacific stocks to the exclusion of other regions exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions;

• The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

• The Advisor’s investment strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund, please see the Principal Risks, Risks of Investing in Asia, and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

May Lose Money	rr_RiskLoseMoney	You may lose money by investing in this Fund if any of the following occur:
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The Fund declines in value due to its non-diversification status which exposes it to greater loss; or
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The annual returns bar chart demonstrates the risks of investing in the Asia Pacific Dividend Fund by showing how the Fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of two broad-based securities market indices. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The annual returns bar chart demonstrates the risks of investing in the Asia Pacific Dividend Fund by showing how the Fund’s performance has varied from year to year.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.gafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before or after taxes, is not indicative of future performance.
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 40.54% (for the quarter ended June 30, 2009). The worst performance was -29.80% (for the quarter ended September 30, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	40.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.80%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/13
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Asia Pacific Dividend Fund | MSCI AC Pacific Ex Japan
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.58%
5 Years	rr_AverageAnnualReturnYear05	18.01%
Since Inception	rr_AverageAnnualReturnSinceInception	8.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Asia Pacific Dividend Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.38%
5 Years	rr_AverageAnnualReturnYear05	17.92%
Since Inception	rr_AverageAnnualReturnSinceInception	6.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Asia Pacific Dividend Fund | Asia Pacific Dividend Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAADX
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed) (plus a $15 wire fee, if applicable):	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees:	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing plan fees	rr_Component1OtherExpensesOverAssets	0.18%
All Other Expenses	rr_Component2OtherExpensesOverAssets	2.38%
Other Expenses:	rr_OtherExpensesOverAssets	2.56%
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	3.56%
Fee Waiver/Expense Reimbursement:	rr_FeeWaiverOrReimbursementOverAssets	(1.58%)	[2]
Total Annual Fund Operating Expenses After Waiver and/or Expense Reimbursement:	rr_NetExpensesOverAssets	1.98%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	201
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	945
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,711
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,724
2007	rr_AnnualReturn2007	26.30%
2008	rr_AnnualReturn2008	(51.74%)
2009	rr_AnnualReturn2009	64.84%
2010	rr_AnnualReturn2010	23.65%
2011	rr_AnnualReturn2011	(14.04%)
2012	rr_AnnualReturn2012	23.39%
2013	rr_AnnualReturn2013	(1.99%)
1 Year	rr_AverageAnnualReturnYear01	(1.99%)
5 Years	rr_AverageAnnualReturnYear05	16.20%
Since Inception	rr_AverageAnnualReturnSinceInception	4.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
Asia Pacific Dividend Fund | Asia Pacific Dividend Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.36%)	[3]
5 Years	rr_AverageAnnualReturnYear05	16.03%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.09%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006	[3]
Asia Pacific Dividend Fund | Asia Pacific Dividend Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.54%)	[3]
5 Years	rr_AverageAnnualReturnYear05	13.51%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.82%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006	[3]
China & Hong Kong Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	China & Hong Kong Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the China & Hong Kong Fund:
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investments)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.90% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	6.90%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Example, heading	rr_ExpenseExampleHeading	For additional information about the Fund’s expenses, please see Fund Expenses, Redemption Fee, and Financial Highlights in the prospectus. Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the China & Hong Kong Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The China & Hong Kong Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that are either primarily traded on the China or Hong Kong exchanges or that derive at least 50% of their revenues from business activities in China and/or Hong Kong, but which may be listed and traded elsewhere. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. Under normal conditions, the Fund invests at least 65% of its total assets in companies included in the Hang Seng Composite Index, although the actual weightings of the Hang Seng Composite Index companies held in the Fund’s portfolio may be higher or lower, as companies leave that index or new indices are created. The Advisor will invest the Fund’s assets in securities of all market capitalization companies, including companies in emerging markets. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Investing in this Fund may be more risky than investing in a fund that invests in U.S. securities due to increased volatility of foreign markets. Additionally, U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. You may lose money by investing in this Fund if any of the following occur:

• The Hong Kong and/or China stock markets decline in value;

• China and/or Hong Kong stocks fall out of favor with investors;

• The Fund has difficulty selling small- or mid-cap or emerging market stocks due to lower liquidity and higher volatility;

• A stock or stocks in the Fund’s portfolio do not perform well;

• The value of Chinese currencies declines relative to the U.S. dollar;

• The Chinese government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

• Political, social, currency-rate fluctuations or economic instability within China and Hong Kong cause the value of the Fund’s investments to decline;

• The Fund’s focus on China and Hong Kong stocks to the exclusion of other regions exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions;

• The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

• The Advisor’s strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund, please see the Principal Risks, Risks of Investing in Asia, and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

May Lose Money	rr_RiskLoseMoney	You may lose money by investing in this Fund if any of the following occur:
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The Fund declines in value due to its non-diversification status which exposes it to greater loss; or
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The annual returns bar chart demonstrates the risks of investing in the China & Hong Kong Fund by showing how the Fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of three broad-based securities market indices. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The annual returns bar chart demonstrates the risks of investing in the China & Hong Kong Fund by showing how the Fund’s performance has varied from year to year.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.gafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before or after taxes, is not indicative of future performance.
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 44.53% (for the quarter ended June 30, 2009). The worst performance was -30.04% (for the quarter ended September 30, 2011).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	44.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.04%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/13
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
China & Hong Kong Fund | Hang Seng Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.52%
5 Years	rr_AverageAnnualReturnYear05	13.80%
10 Years	rr_AverageAnnualReturnYear10	9.99%
China & Hong Kong Fund | Hang Seng Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.11%
5 Years	rr_AverageAnnualReturnYear05	13.78%
10 Years	rr_AverageAnnualReturnYear10	10.66%
China & Hong Kong Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.38%
5 Years	rr_AverageAnnualReturnYear05	17.92%
10 Years	rr_AverageAnnualReturnYear10	7.40%
China & Hong Kong Fund | China & Hong Kong Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICHKX
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed) (plus a $15 wire fee, if applicable):	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees:	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing plan fees	rr_Component1OtherExpensesOverAssets	0.14%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.39%
Other Expenses:	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses:	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	1.54%	[5]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	157
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	486
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	839
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,834
2004	rr_AnnualReturn2004	12.16%
2005	rr_AnnualReturn2005	6.61%
2006	rr_AnnualReturn2006	39.65%
2007	rr_AnnualReturn2007	65.06%
2008	rr_AnnualReturn2008	(54.47%)
2009	rr_AnnualReturn2009	92.76%
2010	rr_AnnualReturn2010	15.38%
2011	rr_AnnualReturn2011	(27.52%)
2012	rr_AnnualReturn2012	14.42%
2013	rr_AnnualReturn2013	6.45%
1 Year	rr_AverageAnnualReturnYear01	6.45%
5 Years	rr_AverageAnnualReturnYear05	14.45%
10 Years	rr_AverageAnnualReturnYear10	9.44%
China & Hong Kong Fund | China & Hong Kong Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.86%	[3]
5 Years	rr_AverageAnnualReturnYear05	13.77%	[3]
10 Years	rr_AverageAnnualReturnYear10	8.86%	[3]
China & Hong Kong Fund | China & Hong Kong Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.32%	[3]
5 Years	rr_AverageAnnualReturnYear05	11.97%	[3]
10 Years	rr_AverageAnnualReturnYear10	7.86%	[3]
Global Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Global Energy Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Global Energy Fund’s investment objective is long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Energy Fund:
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.19% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	8.19%
Example, heading	rr_ExpenseExampleHeading	For additional information about the Fund’s expenses, please see Fund Expenses, Redemption Fee, and Financial Highlights in the prospectus. Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Global Energy Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Global Energy Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of both U.S. and non-U.S. companies principally engaged in the production, exploration or discovery, or distribution of energy including the research and development or production of alternative energy sources. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Advisor believes that growing demands on existing energy supplies, in particular petroleum-based energy supplies, could lead to higher prices for this and other traditional energy sources and the profitable development of alternative sources of energy. The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Fund will invest in securities of companies without regard to market capitalization and in companies domiciled in the U.S. and foreign countries, including, potentially, companies domiciled or traded in emerging markets. The Fund expects that normally, at least 40% of the Fund’s assets will be invested in global securities. For this purpose, “global securities” means securities issued by companies with significant business activities outside the U.S. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Global Energy Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of both U.S. and non-U.S. companies principally engaged in the production, exploration or discovery, or distribution of energy including the research and development or production of alternative energy sources.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Investing in the Fund may be more risky than investing in a fund that invests in U.S. securities due to increased volatility of foreign markets. Additionally, U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. You may lose money by investing in this Fund if any of the following occur:

• Prices of energy (oil, gas, electricity) or alternative energy supplies decline, which would likely have a negative affect on the Fund’s holdings;

• The Fund’s focus on the energy sector to the exclusion of other sectors exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among various sectors;

• The currencies in which the Fund’s foreign investments are denominated decline in value against the U.S. dollar;

• A foreign government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

• Political, social, currency-rate fluctuations or economic instability within foreign countries cause the value of the Fund’s foreign investments to decline;

• The Fund has difficulty selling small- or mid-cap or emerging market stocks market due to lower liquidity and higher volatility;

• The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

• The Advisor’s investment strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund please see the Principal Risks and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

May Lose Money	rr_RiskLoseMoney	You may lose money by investing in this Fund if any of the following occur:
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The Fund declines in value due to its non-diversification status which exposes it to greater loss; or
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The annual returns bar chart demonstrates the risks of investing in the Global Energy Fund by showing how the Fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad-based securities market index, as well as energy sector index that, more closely resembles the investments of the Fund. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The annual returns bar chart demonstrates the risks of investing in the Global Energy Fund by showing how the Fund’s performance has varied from year to year.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.gafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before or after taxes, is not indicative of future performance.
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 32.52% (for the quarter ended June 30, 2009). The worst performance was -34.08% (for the quarter ended September 30, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.08%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/13
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Global Energy Fund | MSCI World Energy Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.98%
5 Years	rr_AverageAnnualReturnYear05	11.97%
Since Inception	rr_AverageAnnualReturnSinceInception	10.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2004
Global Energy Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.38%
5 Years	rr_AverageAnnualReturnYear05	17.92%
Since Inception	rr_AverageAnnualReturnSinceInception	7.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2004
Global Energy Fund | Global Energy Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAGEX
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none	[1]
Management Fees:	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing plan fees	rr_Component1OtherExpensesOverAssets	0.20%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.40%
Other Expenses:	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	1.35%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	137
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	428
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	739
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,624
2005	rr_AnnualReturn2005	63.92%
2006	rr_AnnualReturn2006	9.85%
2007	rr_AnnualReturn2007	37.25%
2008	rr_AnnualReturn2008	(48.56%)
2009	rr_AnnualReturn2009	63.27%
2010	rr_AnnualReturn2010	16.63%
2011	rr_AnnualReturn2011	(13.16%)
2012	rr_AnnualReturn2012	3.46%
2013	rr_AnnualReturn2013	24.58%
1 Year	rr_AverageAnnualReturnYear01	24.58%
5 Years	rr_AverageAnnualReturnYear05	16.34%
Since Inception	rr_AverageAnnualReturnSinceInception	13.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2004
Global Energy Fund | Global Energy Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.44%	[3]
5 Years	rr_AverageAnnualReturnYear05	16.23%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	12.92%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2004	[3]
Global Energy Fund | Global Energy Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.03%	[3]
5 Years	rr_AverageAnnualReturnYear05	13.27%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.31%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2004	[3]
Global Innovators Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Global Innovators Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Global Innovators Fund’s investment objective is long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Innovators Fund:
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.63% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	29.63%
Example, heading	rr_ExpenseExampleHeading	For additional information about the Fund’s expenses, please see Fund Expenses, Redemption Fee, and Financial Highlights in the prospectus. Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Global Innovators Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Global Innovators Fund invests in equity securities of companies that the Advisor believes are positioned for advances in technology, communications, globalism or innovative management. The Fund will consider all companies in the world’s developed stock markets, such as the United Kingdom and other stock markets in the European Union. The Fund also may consider investments in developed and emerging stock markets in the Far East, such as Japan, Hong Kong, China, Singapore, Korea, Taiwan, Malaysia and Thailand. Other developed and emerging stock markets such as Australia, New Zealand, South Africa, Canada and Mexico also may be considered. The Advisor will invest the Global Innovators Fund’s assets in a company’s securities without regard to the issuer’s market capitalization. The Fund expects that normally, at least 40% of the Fund’s assets will be invested in global securities. For this purpose, “global securities” means securities issued by companies with significant business activities outside the U.S. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Investing in this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets. Additionally, U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. You may lose money by investing in this Fund if any of the following occur:

• The Fund has difficulty selling small- or mid-cap or emerging market stocks due to lower liquidity and higher volatility;

• Foreign stock markets in which the Fund invests decline in value;

• Foreign stocks in which the Fund invests fall out of favor with investors;

• Technology or telecommunication stocks fall out of favor with investors;

• Technology companies lose money due to intense pricing pressure or high capital investment costs;

• The value of foreign currencies in the countries in which the Fund invests decline relative to the U.S. dollar;

• A foreign government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

• Political, social, currency-rate fluctuations or economic instability within foreign countries cause the value of the Fund’s foreign investments to decline;

• The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

• The Advisor’s investment strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund please see the Principal Risks and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

May Lose Money	rr_RiskLoseMoney	You may lose money by investing in this Fund if any of the following occur:
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The Fund declines in value due to its non-diversification status which exposes it to greater loss; or
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The annual returns bar chart demonstrates the risks of investing in the Global Innovators Fund by showing how the Fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of two broad-based securities market indices. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website: www.gafunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The annual returns bar chart demonstrates the risks of investing in the Global Innovators Fund by showing how the Fund’s performance has varied from year to year.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.gafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before or after taxes, is not indicative of future performance.
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 21.12% (for the quarter ended June 30, 2009). The worst performance was -22.86% (for the quarter ended December 31, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.86%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/13
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Global Innovators Fund | Nasdaq Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	40.17%
5 Years	rr_AverageAnnualReturnYear05	22.95%
10 Years	rr_AverageAnnualReturnYear10	8.83%
Global Innovators Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.38%
5 Years	rr_AverageAnnualReturnYear05	17.92%
10 Years	rr_AverageAnnualReturnYear10	7.40%
Global Innovators Fund | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.49%
5 Years	rr_AverageAnnualReturnYear05	15.81%
10 Years	rr_AverageAnnualReturnYear10	7.71%
Global Innovators Fund | Global Innovators Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IWIRX
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none	[1]
Management Fees:	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing plan fees	rr_Component1OtherExpensesOverAssets	0.14%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.58%
Other Expenses:	rr_OtherExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	1.47%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	150
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	465
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	803
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,757
2004	rr_AnnualReturn2004	10.89%
2005	rr_AnnualReturn2005	11.82%
2006	rr_AnnualReturn2006	18.76%
2007	rr_AnnualReturn2007	21.17%
2008	rr_AnnualReturn2008	(45.42%)
2009	rr_AnnualReturn2009	45.20%
2010	rr_AnnualReturn2010	17.00%
2011	rr_AnnualReturn2011	(6.51%)
2012	rr_AnnualReturn2012	19.91%
2013	rr_AnnualReturn2013	45.29%
1 Year	rr_AverageAnnualReturnYear01	45.29%
5 Years	rr_AverageAnnualReturnYear05	22.57%
10 Years	rr_AverageAnnualReturnYear10	10.42%
Global Innovators Fund | Global Innovators Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	45.15%	[6]
5 Years	rr_AverageAnnualReturnYear05	22.53%	[6]
10 Years	rr_AverageAnnualReturnYear10	10.32%	[6]
Global Innovators Fund | Global Innovators Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.75%	[6]
5 Years	rr_AverageAnnualReturnYear05	18.60%	[6]
10 Years	rr_AverageAnnualReturnYear10	8.63%	[6]
Inflation Managed Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Inflation Managed Dividend Fund™
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Inflation Managed Dividend Fund™ seeks a moderate level of current income and consistent dividend growth at a rate that exceeds inflation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Inflation Managed Dividend Fund™.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.88% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	24.88%
Example, heading	rr_ExpenseExampleHeading	For additional information about the Fund’s expenses, please see Fund Expenses, Redemption Fee, and Financial Highlights in the prospectus. Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Inflation Managed Dividend Fund™ with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Inflation Managed Dividend Fund™ will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities in dividend-paying companies that the Advisor believes have the ability to consistently increase their dividend payments over the medium term. The Advisor uses fundamental analysis to assess a company’s ability to maintain consistent, real (after inflation) dividend growth. One key measure of a company’s ability to achieve consistent, real dividend growth is its consistency in generating high returns on capital. The Advisor seeks to invest in companies that have returned a real cash flow return on investment of at least 10% for each of the last 10 years and, in the opinion of the Advisor, is likely to grow its dividend over time. “Inflation Managed” does not refer to a specific type of security but rather describes a key element of the Fund’s investment strategy. The Fund will not change this policy unless it gives shareholders at least 60 days’ notice. Equity Securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants.

The Fund will consider all companies in the world’s developed and emerging markets. The Advisor will invest the Fund’s assets in securities of all market capitalization companies. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Investing in this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets. Additionally, U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. You may lose money by investing in this Fund if any of the following occur:

• Stocks in which the Fund invests decline in value;

• The Fund invests in small and medium capitalization companies, which may be more susceptible to financial setbacks or downturns, may have limited product lines, may be illiquid or experience substantial volatility, and may have limited financial resources, any of which could cause their securities to decline in value;

• Foreign stock markets in which the Fund invests decline in value;

• The Fund invests in emerging markets, which have different account, auditing and reporting standards;

• The value of foreign currencies in the countries in which the Fund invests decline relative to the U.S. dollar;

• A foreign government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

• Political, social, currency-rate fluctuations or economic instability within foreign countries cause the value of the Fund’s foreign investments to decline;

• Rising interest rates cause a decline in equities;

• Inflation affects markets differently than the Advisor expects;

• Inflation manifests in such a manner that the Fund is unable to provide reasonable protection against inflation.

• The Advisor’s investment strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund please see the Principal Risks and Risks of Investing in Our Fund in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

May Lose Money	rr_RiskLoseMoney	You may lose money by investing in this Fund if any of the following occur:
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The annual returns bar chart demonstrates the risks of investing in the Inflation Managed Dividend FundTM by showing how the Fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad-based securities market index. Unlike the Fund’s returns, the index return does not reflect any deductions for fees, expenses or taxes. For additional information on this index, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website: www.gafunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The annual returns bar chart demonstrates the risks of investing in the Inflation Managed Dividend FundTM by showing how the Fund’s performance has varied from year to year.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.gafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before or after taxes, is not indicative of future performance.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the best performance for a quarter was 8.99% (for the quarter ended March 31, 2013). The worst performance was 3.83% (for the quarter ended June 30, 2013).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	3.83%
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/13
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund’s returns, the index return does not reflect any deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Inflation Managed Dividend Fund | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.49%
Since Inception	rr_AverageAnnualReturnSinceInception	17.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2012
Inflation Managed Dividend Fund | Inflation Managed Dividend Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAINX
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none	[1]
Management Fees:	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing plan fees	rr_Component1OtherExpensesOverAssets	0.13%
All Other Expenses	rr_Component2OtherExpensesOverAssets	4.89%
Other Expenses:	rr_OtherExpensesOverAssets	5.02%
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	5.47%
Fee Waiver/Expense Reimbursement:	rr_FeeWaiverOrReimbursementOverAssets	(4.79%)	[7]
Total Annual Fund Operating Expenses After Waiver and/or Expense Reimbursement:	rr_NetExpensesOverAssets	0.68%	[7]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	69
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,205
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	2,331
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	5,098
2013	rr_AnnualReturn2013	29.87%
1 Year	rr_AverageAnnualReturnYear01	29.87%
Since Inception	rr_AverageAnnualReturnSinceInception	19.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2012
Inflation Managed Dividend Fund | Inflation Managed Dividend Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.07%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	18.05%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2012	[8]
Inflation Managed Dividend Fund | Inflation Managed Dividend Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.31%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	14.91%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2012	[8]
Renminbi Yuan & Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Renminbi Yuan & Bond Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The Renminbi Yuan & Bond Fund seeks total return. Total return means the combination of capital appreciation and investment income, which includes changes in the value of the Renminbi, the currency of China of which the Yuan is the unit.

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Renminbi Yuan & Bond Fund:
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-06-30
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.32% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	12.32%
Example, heading	rr_ExpenseExampleHeading	For additional information about the Fund’s expenses, please see Fund Expenses, Redemption Fee and Financial Highlights in the prospectus. Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Renminbi Yuan & Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Renminbi Yuan & Bond Fund normally will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Renminbi Yuan-denominated debt instruments that are issued by corporations and by the Chinese government (including its agencies or instrumentalities) and traded (i) over the counter in Hong Kong or on Euroclear or (ii) in other developing markets, including the China Interbank Bond Market (“CIBM”), and in cash and cash equivalents, bank deposits, certificates of deposit and short-term commercial paper denominated in Renminbi or Yuan. Renminbi (or “RMB”) is the officially currency of China, with the principal unit being the Yuan. The Fund may, when desirable, invest up to 20% of its net assets in convertible securities of companies connected to the China region. The Fund also may invest in derivative instruments, commercial paper, convertible securities and equity-linked notes, denominated in RMB or Yuan or other currencies. The Fund will use derivative instruments as a substitute for conventional securities if conventional securities are not available. The Fund will treat a derivative instrument used for these purposes as satisfying the 80% test if the investment is intended to provide exposure to the Renminbi or the Yuan.

The market for Renminbi Yuan denominated securities is centered in Hong Kong, while foreign exchange can be traded in Hong Kong, London and New York. The Advisor expects that the Fund’s investments will be in sovereign, supranational and corporate issuers which may or may not be connected to the China region but which will be denominated in Renminbi Yuan. These instruments are often traded over the counter in Hong Kong and Europe, and may also included on the CIBM. The Bond market is heavily weighted toward China sovereign and corporate financial issuers (both Chinese and non-Chinese). The Adviser therefore expects the portfolio to have sector concentration in both sovereign and financial issues.

The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of issuers and terms of bond issues). The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have fewer holdings than a fund that is not concentrated. The Fund may hold securities of all market capitalization companies, including companies in emerging markets. The Fund may invest in securities having short, medium or long-term maturities. The Fund may invest in securities that are considered “investment grade” or “high yield.” Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Investing in this Fund may be more risky than investing in a fund that invests in U.S. securities due to the greater volatility of foreign markets. Additionally, global securities markets have been subject to significant volatility recently, which has increased the risks associated with an investment in the Fund. This Fund invests in debt securities that are traded over the counter in a newly developing market. You may lose money by investing in this Fund if any of the following occur:

• Issuers do not make interest or principal payments when due, or “pre-pay” or “extend” their obligations;

• The Fund invests in unsecured debt instruments, and an issuer defaults;

• Interest rate fluctuations or adverse news about an issuer causes the Fund’s investments to decline in value;

• An increase in interest rates causes the Fund’s investments to decline in value, and a change in interest rates could have a greater effect on the Fund’s longer term investments;

• Political, social, currency-rate fluctuations or economic instability within China, or a decline in investor interest in China, cause the Fund’s investments to decline in value;

• The Fund’s investments are concentrated in sovereign debt of China, and weighted in issuers in the banking and finance industries, and these investment sectors decline in value;

• The Fund has difficulty selling Renminbi Yuan bond holdings due to low liquidity and high volatility;

• The Fund invests in emerging markets, which have different account, auditing and reporting standards;

• The Fund invests in small and medium capitalization companies, which may be more susceptible to financial setbacks or downturns, may have limited product lines, may be illiquid or experience substantial volatility, and may have limited financial resources, any of which could cause their securities to decline in value;

• The Fund becomes adversely affected by restrictions on foreign ownership or currency exchange controls;

• Chinese currencies decline in value relative to the U.S. dollar;

• Chinese currencies (the Renminbi (“RMB”), and the Yuan (traded as “CNH” in Hong Kong and “CNY” in mainland China), diverge from each other and the Fund’s investments are negatively affected;

• The Chinese government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

• The Fund’s use of derivatives is not effective in achieving the Fund’s investment objective;

• The Fund is non-diversified and may hold large positions in a relatively small number of issues, which may make the Fund’s performance more volatile than a diversified fund, and expose the Fund to greater loss if there is a decline in value in the Fund’s investments;

• The Fund’s focus on securities issued by companies economically tied to China exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions;

• The Advisor’s strategy does not achieve the Fund’s investment objective or the Advisor does not implement the strategy properly.

China/Emerging Markets Risk: The Fund invests in issuers connected to China, which involves certain risks and special considerations not typically associated with investment in more developed economies or markets.

Foreign Securities Risk: Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities or currency in payment of interest or principal, and liquidity risks, and these may be heightened in emerging markets.

Emerging Trading Market Risk: Offshore Renminbi Yuan-denominated bond issues are growing in number and issue size with new supply but are still smaller compared to dollar-denominated and more developed markets which can result in less liquidity and greater price volatility.

Debt Securities Risk: Numerous factors can negatively impact the value of debt securities, including economic factors, such as the ability of issuers to pay principal and interest as the debt becomes due, interest rate fluctuations and inflation rates, as well as non-economic factors such as foreign government regulation and political events. The Fund may invest in securities of any maturity and quality and may invest without limit in securities that are rated below “investment grade” or the unrated equivalent. Many of the Renminbi Yuan bonds in which the Fund invests will not have a credit rating issued by a nationally recognized statistical ratings organization (“NRSRO”), and the Advisor will conduct its own determination of creditworthiness of the issuer.

China Currency Risk: China’s currency, the Renminbi (RMB), may be traded offshore (primarily in Hong Kong, at present) or in mainland China. At present, the Fund can buy Renminbi only at the offshore exchange rate. The offshore and the onshore Renminbi exchange rates may diverge in value, which could decrease the value of the Fund’s investments if the currency is more desirable in one market than in another. Fund will have to acquire RMB to make investments, and convert RMB to US dollars to pay redemptions. There is no guarantee that the Fund will be able to obtain access to the relatively more desirable currency, for investment purposes, and the Fund’s ability to convert RMB to U.S. dollars may be limited.

Non-Diversification Risk: The Renminbi Yuan & Bond Fund is non-diversified. It may hold larger positions in a relatively small number of fixed income securities and may be exposed to fewer issuers. This may make the Fund’s performance more volatile than would be the case if it had a diversified investment portfolio.

Market Risk: The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. The market value of a security may rise or fall because of market activity or factors unrelated to the issuer. The price of a security tends to fall when there are more sellers than buyers, and rise when there are more buyers than sellers. This is a risk associated with all securities.

Small Companies: The Fund’s investments in securities issued by small companies may be more volatile in price than those of larger companies and involve substantial risks. Small issuers may be more sensitive to economic conditions, have more variable growth prospects, lack management experience and may have less capital for growth and development and limited product lines and markets; and may be more sensitive to interest rate increases, because it may be more difficult for these issuers to borrow money to invest in their businesses, and it may be more difficult for these issuers to repay loans.

Redemption Risk: It is possible that the Fund could lose money if it had to sell securities to meet redemption requests, if redemptions are large, occur during volatile market periods, or when the Fund’s investments have declined in value, or if the securities to be sold become undesirable or illiquid.

For more information on the risks of investing in this Fund, please see the Principal Risks and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

May Lose Money	rr_RiskLoseMoney	You may lose money by investing in this Fund if any of the following occur:
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The Fund is non-diversified and may hold large positions in a relatively small number of issues, which may make the Fund’s performance more volatile than a diversified fund, and expose the Fund to greater loss if there is a decline in value in the Fund’s investments;
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The annual returns bar chart demonstrates the risks of investing in the Renminbi Yuan & Bond Fund by showing how the Fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad-based securities market index. The Fund changed its benchmark index from the BOCHK Offshore RMB Bond Index (the “BOCHK Index”) to the HSBC Offshore Renminbi Bond Index as the BOCHK Index was discontinued on October 21, 2013. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The annual returns bar chart demonstrates the risks of investing in the Renminbi Yuan & Bond Fund by showing how the Fund’s performance has varied from year to year.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.gafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before or after taxes, is not indicative of future performance.
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 2.66% (for the quarter ended December 31, 2013). The worst performance was -0.54% (for the quarter ended June 30, 2013).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.54%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/13
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund changed its benchmark index from the BOCHK Offshore RMB Bond Index (the “BOCHK Index”) to the HSBC Offshore Renminbi Bond Index as the BOCHK Index was discontinued on October 21, 2013.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Renminbi Yuan & Bond Fund | HSBC Offshore Renminbi Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.76%
Since Inception	rr_AverageAnnualReturnSinceInception	2.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011
Renminbi Yuan & Bond Fund | Renminbi Yuan & Bond Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GARBX
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed) (plus a $15 wire fee, if applicable):	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees:	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing plan fees	rr_Component1OtherExpensesOverAssets	0.09%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.33%
Other Expenses:	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	0.97%
Fee Waiver/Expense Reimbursement:	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[9]
Total Annual Fund Operating Expenses After Waiver and/or Expense Reimbursement:	rr_NetExpensesOverAssets	0.90%	[9]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	92
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	302
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	529
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,183
2012	rr_AnnualReturn2012	3.88%
2013	rr_AnnualReturn2013	5.26%
1 Year	rr_AverageAnnualReturnYear01	5.26%
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011
Renminbi Yuan & Bond Fund | Renminbi Yuan & Bond Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.79%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	2.79%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011	[6]
Renminbi Yuan & Bond Fund | Renminbi Yuan & Bond Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.96%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	2.45%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011	[6]

[1]	The Fund may charge a $15 fee for wire transactions.
[2]	The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses to 1.98% through June 30, 2015. To the extent that the Advisor waives its fees and/or absorbs expenses to satisfy this cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the 1.98% expense cap.
[3]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[4]	The total annual fund operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[5]	The total annual fund operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[7]	The Advisor has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses to 0.68% through March 31, 2016. To the extent that the Advisor absorbs expenses to satisfy this cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the 0.68% expense cap.
[8]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[9]	The Advisor has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses to 0.90% through June 30, 2015. To the extent that the Advisor absorbs expenses to satisfy this cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the 0.90% expense cap.